Supplement to the
Fidelity® Cash Reserves
and Fidelity U.S. Government Reserves
January 26, 2002
Prospectus

Shareholder Meeting. On or about July 17, 2002, a meeting of shareholders of Fidelity Cash Reserves and Fidelity U.S. Government Reserves will be held to vote on various proposals. Shareholders of record on May 20, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

CAS/FUS-02-01 May 20, 2002
1.712068.108

Supplement to the
Fidelity® Cash Reserves
and Fidelity U.S.
Government Reserves
January 26, 2002
Prospectus

Shareholder Meeting. On or about July 17, 2002, a meeting of shareholders of Fidelity Cash Reserves and Fidelity U.S. Government Reserves will be held to vote on various proposals. Shareholders of record on May 20, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

CAS/FUS-02-01L May 20, 2002
1.746835.106